Quarterly Holdings Report
for
Fidelity® SAI Investment Grade Securitized Fund
November 30, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
IVG-NPRT1-0126
1.9908924.102
Asset-Backed Securities - 3.5%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	106,967	108,362
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)	459,430	464,334
TOTAL CANADA		572,696
UNITED STATES - 3.5%
Achv Abs Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (b)	82,787	83,537
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (b)	1,100,000	1,102,712
Affirm Master Trust Series 2025-2A Class A, 4.67% 7/15/2033 (b)	1,800,000	1,809,472
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (b)	8,700,000	8,716,158
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	596,467	600,242
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (b)	173,064	174,295
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (b)	429,772	430,700
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (b)	829,106	837,792
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (b)	249,035	250,879
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	298,300	301,883
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	532,000	538,386
Carmax Auto Owner Trust Series 2025-4 Class A3, 3.97% 12/16/2030	1,300,000	1,302,131
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (b)	625,406	631,019
Dell Equip Fin Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (b)	420,000	421,222
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	143,340	144,855
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (b)	848,914	852,667
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	230,000	234,864
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (b)	279,293	280,454
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)	483,000	491,225
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	88,135	88,372
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	115,000	115,974
Fordr Series 2025-2 Class B, 4.67% 2/15/2038 (b)(c)	3,300,000	3,337,252
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	1,296,000	1,304,295
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/2034 (b)(c)	10,486	8,623
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (b)	1,200,000	1,206,457
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	818,000	826,122
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (b)	547,300	550,019
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	542,345	545,914
OBX Trust Series 2024-HYB1 Class A1, 3.6294% 3/25/2053 (b)(d)	5,056,968	5,048,972
Oportun Issuance Trust Series 2025-D Class A, 4.53% 2/8/2033 (b)	2,100,000	2,102,036
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (b)	667,223	669,285
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	581,818	583,057
Sclp 2025-2 Series 2025-2 Class A, 4.82% 6/25/2034 (b)	1,661,629	1,670,111
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (b)	406,137	410,196
Sofi Consumer Loan Program Series 2025-3 Class A, 4.47% 8/15/2034 (b)	752,862	754,456
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/2051 (b)	965,388	900,484
Westf 2025-A Series 2025-A Class A, 5.582% 6/15/2050 (b)	719,207	731,464
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	862,362	869,426
Wheels Fleet Lease Funding 1 LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (b)	800,000	799,205
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (b)	256,679	263,756
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028	135,539	135,829
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	138,310	139,042
World Omni Select Auto Trust Series 2025-A Class A3, 4.08% 8/15/2031	550,000	550,045
TOTAL UNITED STATES		42,814,885
TOTAL ASSET-BACKED SECURITIES (Cost $42,888,237)		43,387,581

Collateralized Mortgage Obligations - 12.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 12.9%
Ajax Mortgage Loan Trust Series 2021-C Class A, 6.115% 1/25/2061 (b)	135,127	135,112
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (b)	1,478,676	1,324,260
CSMC Trust Series 2014-3R Class 2A1, CME Term SOFR 1 month Index + 0.8145%, 0% 5/27/2037 (b)(d)(f)(h)	70,297	7
CSMC Trust Series 2015-1R Class 6A1, CME Term SOFR 1 month Index + 0.3945%, 4.643% 5/27/2037 (b)(d)(f)	40,915	40,745
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	11,233	11,411
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	17,156	17,491
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	12,480	12,718
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	17,254	17,709
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	5,641	5,728
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	2,741	2,834
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	4,998	5,199
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.3637% 11/25/2032 (d)(e)	881	23
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.9137% 12/25/2033 (d)(e)	20,216	2,570
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.9137% 3/25/2033 (d)(e)	4,085	452
Fannie Mae Guaranteed REMIC Series 2005-39 Class TE, 5% 5/25/2035	45,560	46,409
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.5337% 6/25/2035 (d)(e)	33,774	2,411
Fannie Mae Guaranteed REMIC Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 6.6657% 8/25/2035 (d)(f)	949	1,007
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	44,766	45,436
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.4537% 12/25/2036 (d)(e)	11,235	1,153
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 2.2537% 5/25/2037 (d)(e)	7,169	688
Fannie Mae Guaranteed REMIC Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 15.5023% 6/25/2037 (d)(f)	22,216	30,558
Fannie Mae Guaranteed REMIC Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 14.4823% 7/25/2037 (d)(f)	2,923	3,384
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	23,897	23,060
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	206,458	204,628
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	86,961	86,697
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (e)	25,207	435
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	17,175	16,070
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	23,172	21,790
Fannie Mae Guaranteed REMIC Series 2012-67 Class AI, 4.5% 7/25/2027 (e)	79	0
Fannie Mae Guaranteed REMIC Series 2013-133 Class IB, 3% 4/25/2032 (e)	154	0
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 1.8637% 1/25/2044 (d)(e)	25,757	2,986
Fannie Mae Guaranteed REMIC Series 2013-88 Class ZE, 3% 7/25/2043	7,308,223	6,752,429
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (e)	129,643	18,339
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	174,168	167,309
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (e)	80,821	11,254
Fannie Mae Guaranteed REMIC Series 2020-3 Class DZ, 3.5% 2/25/2040	5,369,393	5,102,172
Fannie Mae Guaranteed REMIC Series 2021-65 Class GA, 2% 7/25/2049	10,366,016	8,601,905
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	184,603	156,916
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	196,180	166,757
Fannie Mae Guaranteed REMIC Series 2021-68 Class KJ, 2.25% 10/25/2051	4,179,950	3,728,942
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	367,510	317,286
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	161,736	145,346
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	376,642	337,625
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	249,352	224,819
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	2,884,436	2,593,150
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	256,892	230,648
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	239,425	224,713
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	453,594	426,098
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	592,668	564,566
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	333,343	313,059
Fannie Mae Guaranteed REMIC Series 2022-20 Class HC, 2.5% 4/25/2052	3,840,645	3,538,880
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	605,823	548,816
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	1,916,892	1,736,175
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	186,184	167,171
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	202,054	199,756
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	5,566,054	4,879,831
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	1,161,161	1,054,696
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	338,643	317,918
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	358,596	329,641
Fannie Mae Guaranteed REMIC Series 2023-51 Class FB, U.S. 30-Day Avg. SOFR Index + 1.55%, 5.6218% 11/25/2053 (d)(f)	8,432,443	8,522,190
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.5718% 11/25/2053 (d)(f)	5,762,904	5,819,988
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 12/25/2054 (d)(f)	3,636,662	3,648,170
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (e)	18,335	608
Fannie Mae Mortgage pass-thru certificates Series 2025-31 Class FN, U.S. 30-Day Avg. SOFR Index + 1.65%, 5.7218% 6/25/2054 (d)(f)	3,807,710	3,846,560
Fannie Mae Mortgage pass-thru certificates Series 2025-37 Class DF, U.S. 30-Day Avg. SOFR Index + 1.65%, 5.7218% 8/25/2054 (d)(f)	3,769,546	3,808,437
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 9/25/2054 (d)(f)	816,918	819,375
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.4718% 2/25/2055 (d)(f)	1,171,973	1,179,784
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.4718% 9/25/2054 (d)(f)	1,231,494	1,237,994
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 2/25/2055 (d)(f)	2,326,054	2,335,928
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.2218% 2/25/2055 (d)(f)	770,071	771,347
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	426,218	420,706
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	665,403	665,575
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	468,358	439,593
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (d)(e)	10,389	1,787
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (d)(e)	6,201	890
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (e)	9,810	1,596
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (d)(e)	5,759	989
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (e)	19,133	2,967
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class CJ, 6.5% 4/15/2028	5,559	5,628
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	269,701	266,546
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	300,326	270,044
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	147,172	131,726
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	306,253	275,484
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	458,751	394,893
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	6,390	6,531
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	6,795	6,958
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	13,774	14,086
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	2,827	2,891
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	4,770	4,845
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	14,899	15,359
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2380 Class SY, 8.0855% - U.S. 30-Day Avg. SOFR Index 3.9435% 11/15/2031 (d)(e)	6,878	340
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	14,654	15,168
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	20,350	21,062
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2587 Class IM, 6.5% 3/15/2033 (e)	7,541	1,070
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	303,211	310,507
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	23,813	24,472
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	101,673	103,813
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	52,649	54,606
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	63,471	64,460
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	26,259	27,049
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.3435% 2/15/2036 (d)(e)	9,114	860
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	28,506	29,838
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	81,682	84,020
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.4035% 11/15/2036 (d)(e)	31,394	2,984
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.3235% 6/15/2037 (d)(e)	26,460	2,695
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	10,282	10,462
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	132,969	135,313
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	18,776	18,772
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	17,585	16,623
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (e)	11,769	739
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (e)	5	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (e)	40,054	1,133
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	54,741	54,515
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4646 Class LA, 4% 9/15/2045	65,740	65,587
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	152,398	147,694
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4692 Class KB, 4% 10/15/2046	298,813	294,377
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4746 Class PA, 4% 2/15/2047	144,473	143,523
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5000 Class BA, 2% 4/25/2045	566,506	527,908
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	273,276	251,025
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5058 Class BE, 3% 11/25/2050	784,851	689,660
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5133 Class BA, 1.5% 7/25/2041	2,074,741	1,780,167
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	641,551	544,069
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	366,555	314,669
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	360,640	306,537
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	304,306	272,107
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	934,267	830,426
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	183,789	168,449
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	1,251,295	1,126,639
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	195,572	175,254
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	311,762	279,352
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	179,911	164,792
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	261,439	234,204
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	217,816	192,705
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	261,440	234,204
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	136,453	125,089
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	648,187	596,632
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5199, 3% 5/25/2048	8,775,584	8,219,967
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5200 Class C, 3% 5/25/2048	1,774,853	1,678,731
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5201 Class EB, 3% 2/25/2048	5,510,550	5,190,117
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	233,186	218,122
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	146,464	134,430
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	1,654,619	1,522,450
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5207 Class PA, 3% 6/25/2051	4,218,842	3,840,221
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class AB, 3% 1/25/2042	1,235,213	1,168,260
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CB, 3.25% 4/25/2052	2,958,885	2,817,123
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5237 Class FP, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.6218% 7/25/2052 (d)(f)	2,382,541	2,364,152
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5248 Class A, 4% 4/15/2048	984,030	978,634
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.7418% 8/25/2052 (d)(f)	2,689,686	2,648,098
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5254 Class FG, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.8218% 9/25/2052 (d)(f)	3,944,689	3,908,175
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5255 Class FA, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.7718% 9/25/2052 (d)(f)	4,125,161	4,058,389
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5256 Class FA, U.S. 30-Day Avg. SOFR Index + 0.65%, 4.7218% 9/25/2052 (d)(f)	2,479,983	2,468,085
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.1218% 8/25/2053 (d)(f)	1,454,945	1,456,180
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 6/25/2054 (d)(f)	1,054,289	1,059,943
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 2/25/2055 (d)(f)	661,766	661,241
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FE, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.4718% 2/25/2055 (d)(f)	1,533,968	1,544,021
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.3218% 10/25/2054 (d)(f)	1,248,886	1,253,898
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.1218% 4/25/2055 (d)(f)	1,303,573	1,301,846
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	15,565	15,884
Freddie Mac Non Gold Pool Series 1998-2104 Class PG, 6% 12/15/2028	5,103	5,211
Freddie Mac Non Gold Pool Series 1999-2114 Class ZM, 6% 1/15/2029	2,201	2,249
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	1,490	1,517
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.5204% 8/20/2060 (d)(f)(g)	11,386	11,351
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.7204% 4/20/2061 (d)(f)(g)	4,606	4,606
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 4.8704% 5/20/2061 (d)(f)(g)	97	97
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (g)	1,099	1,039
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	29,620	27,354
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 3.99% 8/20/2066 (d)(f)(g)	61,188	60,964
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	42,199	42,311
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.4266% 5/16/2034 (d)(e)	25,263	1,487
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 3.1266% 8/17/2034 (d)(e)	8,821	875
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.6166% 6/16/2037 (d)(e)	15,191	1,362
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	280,163	276,385
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	61,807	60,907
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (e)	3,196	102
Ginnie Mae REMIC pass-thru certificates Series 2011-52 Class HI, 7% 4/16/2041 (e)	77,417	8,708
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	84,133	83,162
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	83,553	78,175
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	345,174	314,904
Ginnie Mae REMIC pass-thru certificates Series 2019-11 Class F, CME Term SOFR 1 month Index + 0.5145%, 4.4743% 1/20/2049 (d)(f)	59,111	58,726
Ginnie Mae REMIC pass-thru certificates Series 2019-128 Class FH, CME Term SOFR 1 month Index + 0.6145%, 4.5743% 10/20/2049 (d)(f)	107,309	105,396
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.5243% 2/20/2049 (d)(f)	204,227	201,324
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (b)	832,139	815,711
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (b)(c)	174,329	171,865
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (b)	743,190	707,831
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (b)	664,104	627,259
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (b)	1,072,353	1,021,994
OBX Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (b)(c)	561,646	563,667
Obx Trust Series 2025-NQM19 Class A1, 4.869% 10/25/2065 (b)(d)	987,162	986,196
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)	11,547	11,500
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (b)	45,527	44,915
Onslow Bay Financial LLC Series 2025-NQM20 Class A1, 5.021% 10/25/2065 (b)(d)	2,380,040	2,386,914
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (b)	1,729,674	1,669,514
Prpm 2025-Rcf3 LLC Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (b)(d)	705,578	709,216
PRPM LLC Series 2024-RPL1 Class A1, 4.2% 12/25/2064 (b)(d)	6,048,601	5,978,299
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(d)	644,834	630,809
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (b)	230,067	217,078
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 4.7088% 9/25/2043 (d)(f)	179,845	174,681
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (b)(d)	1,107,033	1,117,438
Verus Securitization Trust Series 2025-6 Class A1, 5.417% 7/25/2070 (b)(c)	3,947,036	3,980,388
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 6.3956% 9/25/2033 (d)	18,392	18,266
TOTAL UNITED STATES		161,973,953
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $158,940,763)		161,973,953

Commercial Mortgage Securities - 14.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 14.6%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.7016% 6/15/2040 (b)(d)(f)	2,670,000	2,680,001
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	193,866	184,456
BANK Series 2017-BNK5 Class A5, 3.39% 6/15/2060	1,480,783	1,464,022
BANK Series 2017-BNK5 Class ASB, 3.179% 6/15/2060	161,140	160,047
BANK Series 2018-BN10 Class A4, 3.428% 2/15/2061	387,146	381,555
BANK Series 2018-BN10 Class ASB, 3.641% 2/15/2061	353,811	351,546
BANK Series 2018-BN13 Class A4, 3.953% 8/15/2061	597,863	594,525
BANK Series 2018-BN15 Class A3, 4.138% 11/15/2061	2,387,448	2,387,253
BANK Series 2019-BN19 Class ASB, 3.071% 8/15/2061	822,653	807,136
BANK Series 2020-BN25 Class XB, 0.4362% 1/15/2063 (d)(e)	6,959,678	119,054
BANK Series 2021-BN33 Class XA, 1.0404% 5/15/2064 (d)(e)	4,790,994	183,148
Benchmark Mortgage Trust Series 2018-B2 Class ASB, 3.7802% 2/15/2051	303,607	302,156
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.7599% 12/15/2062 (d)(e)	11,123,154	222,510
Benchmark Mortgage Trust Series 2023-V3 Class XA, 0.8136% 7/15/2056 (d)(e)	44,567,614	836,753
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.0735% 9/15/2026 (b)(d)(f)	752,731	746,632
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.3011% 3/15/2041 (b)(d)(f)	2,539,062	2,539,062
BMO Mortgage Trust Series 2023-C6 Class XA, 0.9858% 9/15/2056 (d)(e)	18,759,672	942,835
BMO Mortgage Trust Series 2024-5C5 Class A3, 5.8574% 2/15/2057	700,000	733,554
BX Commercial Mortgage Trust 2021-SOAR Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.45% 4/15/2037 (b)(d)(f)	153,977	154,025
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.3506% 3/15/2041 (b)(d)(f)	2,672,441	2,672,441
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.6003% 5/15/2041 (b)(d)	1,500,584	1,501,520
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.1498% 12/9/2040 (b)(d)(f)	408,125	408,125
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.2518% 12/15/2039 (b)(d)(f)	260,864	259,140
BX Trust 2019-OC11 Series 2019-OC11 Class XA, 0.742% 12/9/2041 (b)(d)(e)	114,700,000	2,989,529
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.4008% 4/15/2041 (b)(d)(f)	1,748,937	1,748,937
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.1028% 3/15/2030 (b)(d)(f)	2,493,276	2,488,601
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 4.8735% 2/15/2036 (b)(d)(f)	154,000	153,811
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 5.899% 4/15/2037 (b)(d)(f)	3,681,300	3,683,592
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.401% 2/15/2039 (b)(d)(f)	6,480,470	6,482,495
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.6502% 3/15/2041 (b)(d)(f)	456,870	457,012
CD Mortgage Trust Series 2017-CD5 Class A3, 3.171% 8/15/2050	749,201	735,904
CD Mortgage Trust Series 2018-CD7 Class ASB, 4.213% 8/15/2051	130,542	130,352
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (b)(d)	747,000	760,168
Cent Trust Series 2025-CITY Class X, 0.2082% 7/10/2040 (b)	26,131,000	182,499
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	1,583,583	1,569,363
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3, 3.197% 8/15/2050	4,757,961	4,679,815
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A4, 3.209% 5/10/2049	8,600,000	8,552,261
Citigroup Commercial Mortgage Trust Series 2016-P4 Class A4, 2.902% 7/10/2049	3,389,000	3,356,260
Citigroup Commercial Mortgage Trust Series 2016-P6 Class XA, 0.545% 12/10/2049 (d)(e)	5,900,007	19,128
Citigroup Commercial Mortgage Trust Series 2017-P7 Class AAB, 3.509% 4/14/2050	235,917	235,088
Citigroup Commercial Mortgage Trust Series 2018-C6 Class A3, 4.145% 11/10/2051	1,500,000	1,488,577
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class XA, 1.031% 8/10/2056 (d)(e)	4,581,576	131,565
COMM Mortgage Trust Series 2017-CD4 Class ASB, 3.317% 5/10/2050	107,855	107,327
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class ASB, 3.3269% 11/15/2050	82,824	82,356
DBJPM Mortgage Trust Series 2017-C6 Class ASB, 3.121% 6/10/2050	210,959	209,421
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 5.8433% 1/15/2041 (b)(d)	163,000	167,741
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 5.259% 10/15/2042 (b)(d)(f)	1,740,000	1,742,715
Fannie Mae Guaranteed REMIC Series 2023-M1S Class A2, 4.6482% 4/25/2033 (d)	400,000	406,253
Fannie Mae Guaranteed REMIC Series 2023-M8 Class A2, 4.6252% 3/25/2033 (d)	400,000	406,382
Fannie Mae Guaranteed REMIC Series 2025-M4 Class A2, 4.389% 8/25/2035	1,800,000	1,799,735
Fannie Mae Mortgage pass-thru certificates Series 2018-M13 Class A2, 3.8748% 9/25/2030 (d)	283,624	281,572
Fannie Mae Mortgage pass-thru certificates Series 2025-M2 Class A2, 4.62% 4/25/2030	5,100,000	5,209,643
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	1,100,000	1,089,188
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	972,909	962,007
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	2,400,000	2,377,182
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027	1,600,000	1,585,246
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	1,100,000	1,091,956
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	2,800,000	2,775,860
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	4,400,000	4,378,513
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028	1,300,000	1,301,685
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K077 Class A2, 3.85% 5/25/2028	4,200,000	4,204,252
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028	900,000	901,983
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	900,000	905,632
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K735 Class A2, 2.862% 5/25/2026	3,833,506	3,809,224
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	2,500,000	2,400,664
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K135 Class A2, 2.154% 10/25/2031	700,000	631,718
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K141 Class A2, 2.25% 2/25/2032	3,300,000	2,975,748
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K753 Class A2, 4.4% 10/25/2030	1,200,000	1,221,176
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (d)	800,000	811,760
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (d)	800,000	813,301
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.7319% 3/25/2030 (d)(f)	3,198,906	3,198,901
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	3,100,000	3,154,324
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (d)	800,000	811,676
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.54% 10/25/2030	8,000,000	8,000,000
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K761 Class A2, 4.4% 6/25/2032	1,200,000	1,217,331
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K762 Class A2, 4.36% 9/25/2032	3,300,000	3,336,962
GS Mortgage Securities Trust Series 2015-GC34 Class XA, 0.9615% 10/10/2048 (d)(e)	330,352	18
GS Mortgage Securities Trust Series 2017-GS8 Class AAB, 3.313% 11/10/2050	128,735	127,867
GS Mortgage Securities Trust Series 2018-GS10 Class A4, 3.89% 7/10/2051	1,500,000	1,475,598
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	400,000	395,342
GS Mortgage Securities Trust Series 2018-GS10 Class AAB, 4.106% 7/10/2051	97,652	97,348
GS Mortgage Securities Trust Series 2019-GC38 Class A3, 3.703% 2/10/2052	1,400,000	1,386,138
GS Mortgage Securities Trust Series 2020-GC45 Class AAB, 2.8428% 2/13/2053	496,340	484,258
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.659% 10/15/2035 (b)(d)(f)	190,000	190,059
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 4.8788% 11/5/2037 (b)(d)	506,000	510,151
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class ASB, 3.4743% 12/15/2049 (d)	721,237	718,111
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	150,992	149,938
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049	51,079	50,777
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (b)	443,741	421,563
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX, 1.116% 7/5/2033 (b)(d)(e)	3,810,547	83,069
LCCM Mortgage Trust Series 2017-LC26 Class A3, 3.289% 7/12/2050 (b)	121,347	119,447
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 4.7735% 7/15/2038 (b)(d)(f)	332,189	331,466
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34 Class ASB, 3.354% 11/15/2052	338,930	336,097
Morgan Stanley Capital I Trust Series 2017-HR2 Class A3, 3.33% 12/15/2050	594,063	584,527
Morgan Stanley Capital I Trust Series 2018-BOP Class A, CME Term SOFR 1 month Index + 0.897%, 4.856% 8/15/2033 (b)(d)(f)(h)	704,715	574,343
Morgan Stanley Capital I Trust Series 2018-L1 Class ASB, 4.238% 10/15/2051	2,121,355	2,123,399
Morgan Stanley Capital I Trust Series 2019-L2 Class A3, 3.806% 3/15/2052	6,380,020	6,243,553
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.141% 6/15/2054 (d)(e)	1,000,061	37,925
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (b)(d)	1,135,175	1,118,396
MSWF Commercial Mortgage Trust Series 2023-2 Class XD, 3.2523% 12/15/2056 (b)(d)(e)	1,500,000	279,987
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 4.8042% 11/15/2038 (b)(d)(f)	892,284	891,451
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.1532% 11/15/2038 (b)(d)(f)	795,912	795,168
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.2019% 12/15/2039 (b)(d)(f)	1,083,000	1,082,999
UBS Commercial Mortgage Trust Series 2017-C4 Class ASB, 3.366% 10/15/2050	231,488	230,003
UBS Commercial Mortgage Trust Series 2017-C7 Class ASB, 3.586% 12/15/2050	777,577	774,277
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 0.9698% 12/15/2050 (d)(e)	4,820,174	78,977
UBS Commercial Mortgage Trust Series 2018-C12 Class A4, 4.0299% 8/15/2051	2,469,981	2,444,272
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	300,000	296,360
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4FL, CME Term SOFR 1 month Index + 1.1645%, 5.127% 7/15/2048 (b)(d)(f)	4,000,000	4,001,414
Wells Fargo Commercial Mortgage Trust Series 2017-C38 Class ASB, 3.261% 7/15/2050	65,209	64,914
Wells Fargo Commercial Mortgage Trust Series 2017-C40 Class A3, 3.317% 10/15/2050	6,565,000	6,494,317
Wells Fargo Commercial Mortgage Trust Series 2017-C41 Class A3, 3.21% 11/15/2050	5,000,000	4,909,984
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class ASB, 3.488% 12/15/2050	95,369	94,892
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class XA, 0.8332% 12/15/2050 (d)(e)	6,167,554	87,947
Wells Fargo Commercial Mortgage Trust Series 2018-C45 Class ASB, 4.147% 6/15/2051	2,467,681	2,471,193
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 0.9006% 8/15/2051 (d)(e)	3,531,558	57,177
Wells Fargo Commercial Mortgage Trust Series 2018-C47 Class ASB, 4.365% 9/15/2061	567,052	569,117
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.2735% 5/15/2031 (b)(d)(f)	13,457,000	13,430,624
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.0229% 8/15/2041 (b)(d)(f)	869,538	866,001
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 5.7233% 8/15/2041 (b)(d)(f)	1,369,067	1,369,114
TOTAL UNITED STATES		183,695,465
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $180,316,045)		183,695,465

U.S. Government Agency - Mortgage Securities - 126.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 126.3%
Fannie Mae 2.5% 1/1/2052	573,647	493,599
Fannie Mae 3.5% 12/1/2036	92,994	91,305
Fannie Mae 3.5% 5/1/2036	71,934	70,687
Fannie Mae 5.5% 9/1/2054	29,846	30,234
Fannie Mae 6.5% 7/1/2054	180,780	190,234
Fannie Mae 7% 8/1/2054	27,720	29,438
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 6.32% 4/1/2037 (d)(f)	6,320	6,500
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 6.71% 1/1/2035 (d)(f)	1,339	1,374
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (d)(f)	579	595
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.596%, 6.596% 3/1/2036 (d)(f)	5,344	5,508
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.61%, 6.36% 8/1/2035 (d)(f)	14,174	14,580
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.667%, 6.437% 11/1/2036 (d)(f)	1,003	1,032
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.683%, 6.511% 5/1/2036 (d)(f)	952	981
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.73%, 6.601% 3/1/2040 (d)(f)	5,097	5,289
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.5% 8/1/2041 (d)(f)	7,270	7,587
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.607% 7/1/2035 (d)(f)	974	1,002
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.636% 1/1/2042 (d)(f)	11,401	11,877
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.806%, 6.582% 12/1/2040 (d)(f)	98,451	102,717
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.713% 2/1/2042 (d)(f)	4,914	5,130
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.458% 3/1/2035 (d)(f)	1,201	1,229
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.217% 6/1/2036 (d)(f)	10,017	10,262
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.277%, 6.381% 10/1/2033 (d)(f)	1,681	1,720
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	1,326,788	1,202,663
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	905,637	820,063
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	2,270,053	1,763,162
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	519,007	470,453
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	494,473	449,604
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	355,460	323,205
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	266,283	241,372
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	243,078	221,021
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	2,522,441	2,140,196
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	1,117,139	1,012,627
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	246,321	223,277
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	527,864	478,481
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	519,323	470,739
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	279,393	253,255
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	1,830,289	1,421,595
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	683,756	619,789
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	678,321	614,862
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	213,218	193,270
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	842,663	720,747
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	1,029,531	933,215
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	705,517	639,514
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	367,638	332,900
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	56,090	50,930
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2051	86,205	66,956
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	742,919	672,720
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	580,190	450,637
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	127,793	100,455
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	2,005,646	1,864,556
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	153,488	127,629
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	907,948	796,562
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	868,997	724,766
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	56,917	47,328
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	1,879,314	1,563,284
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	139,779	116,230
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	677,118	594,057
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	539,281	473,053
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	544,339	449,910
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	2,220,864	1,844,622
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,405,263	1,164,998
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	300,155	248,836
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	972,316	906,044
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	635,958	526,232
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	468,309	389,557
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	445,908	369,669
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	74,006	72,667
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	7,754,026	6,787,567
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	67,954	56,506
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	23,870	19,662
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	919,713	761,603
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	373,691	306,529
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2042	1,649,282	1,442,851
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	12,568,090	10,317,147
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	984,598	817,795
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	328,048	272,473
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	52,106	43,279
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	38,077	31,365
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	984,794	819,189
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	638,037	523,366
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	289,759	240,671
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	202,340	167,302
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	342,611	303,458
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	13,149,804	10,786,458
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	8,182,776	6,712,128
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	147,679	122,660
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	246,749	218,514
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	583,263	482,993
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	327,439	272,274
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	415,504	341,737
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	96,671	79,569
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	28,032	23,073
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	228,283	220,913
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2037	1,234,739	1,174,562
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2040	39,633	36,219
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	11,746,611	10,232,247
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	342,150	295,260
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	2,411,990	2,088,224
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	859,969	742,115
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	300,583	257,605
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	222,751	215,644
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	29,052	28,136
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	113,486	105,702
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2041	916,621	831,502
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	430,819	374,740
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	6,626,289	5,720,265
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	2,296,325	1,967,992
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	373,215	322,302
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	146,391	141,718
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	468,715	443,821
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2040	773,572	704,579
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	96,446	87,301
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	2,300,274	1,971,377
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	2,161,448	1,871,313
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	957,871	826,900
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	731,936	631,857
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	406,522	393,249
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	1,783,045	1,726,094
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	664,366	575,187
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	544,595	470,642
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	18,678	16,007
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	122,907	119,029
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	98,987	94,472
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	17,621	15,206
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	30,488	26,091
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	333,421	304,639
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	970,265	836,992
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	222,948	215,829
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	1,999,675	1,863,742
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	29,073	28,256
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	107,981	98,541
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	256,088	232,805
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	66,531	60,133
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	26,825	24,255
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	12,837,099	11,077,849
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,438,607	1,247,749
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	792,126	681,094
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	19,632	16,942
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2040	651,787	594,255
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	1,230,749	1,071,697
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	2,934,004	2,546,586
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2037	11,068,015	10,525,144
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	964,921	875,629
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	1,163,413	1,011,246
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	40,638	39,416
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2041	1,545,712	1,402,268
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	161,461	138,425
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	4,537,353	3,946,730
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	584,165	505,204
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	34,925	29,942
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	200,602	185,587
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	509,271	457,043
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	43,160	39,899
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	311,400	285,692
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	1,002,775	909,023
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	4,340,499	3,894,005
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	803,178	724,322
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	167,792	150,532
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	15,846	15,459
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	94,900	93,147
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	85,971	79,522
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	391,664	359,330
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	385,566	353,736
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	89,704	83,075
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	1,405,657	1,274,239
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	100,256	90,037
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	682,382	613,253
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	17,109	15,451
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	16,234	14,661
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	894,296	875,772
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	637,438	624,330
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	61,015	59,386
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	26,870	24,838
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	3,959,593	3,595,590
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	932,007	836,426
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	493,875	443,843
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	350,072	315,046
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	182,475	163,704
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	162,311	159,681
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	533,458	520,907
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	65,450	64,273
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	40,967	38,045
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	496,945	459,450
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	474,504	438,409
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	70,838	65,491
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	1,372,113	1,242,974
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	501,233	453,902
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,105,193	989,433
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,027,039	922,674
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	950,563	852,187
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	632,666	568,376
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	80,748	79,003
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	26,774	26,156
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	141,607	129,917
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	1,934,994	1,751,670
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	987,761	895,414
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,154,299	1,042,053
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	244,787	219,454
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	155,937	144,189
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	137,649	127,035
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	674,109	623,688
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	628,580	582,419
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	1,964,426	1,778,313
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	983,741	889,924
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	222,898	206,187
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	127,633	117,136
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	131,584	119,159
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	339,599	331,834
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	188,212	184,950
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	560,890	518,402
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	48,350	44,830
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	677,731	620,510
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	298,594	275,838
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	2,498,880	2,260,570
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	847,633	766,797
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	166,661	154,034
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	408,356	399,957
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	293,625	271,574
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	816,304	739,986
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	16,840	16,081
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	261,165	246,265
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	52,727	49,752
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	669,797	634,093
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	15,092,385	14,379,108
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	204,833	190,778
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	71,214	66,506
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	50,239	47,893
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	15,735	15,009
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	5,500	5,236
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	71,357	67,361
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	2,368,744	2,231,373
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	627,664	594,402
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	13,802	13,143
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	12,292	11,687
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	8,943	8,488
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	5,592	5,328
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	3,258	3,073
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	332,198	309,611
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	9,074	8,643
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	4,492,380	4,276,844
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	460,767	434,478
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	86,508	81,572
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	50,194	47,362
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	10,819	10,311
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	132,076	124,788
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	68,289	64,521
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	185,427	172,762
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	71,470	67,931
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2047	44,790	42,262
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	100,139	95,254
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	71,166	67,636
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	17,038	16,209
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	10,797	10,279
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2049	27,708	25,971
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2050	198,456	185,397
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	13,542	12,926
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	142,310	140,107
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	47,623	46,886
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	464,695	443,109
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	1,014,570	949,074
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	182,384	179,560
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	210,018	200,382
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	11,689	11,128
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	89,245	84,236
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	72,453	68,410
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	2,111,279	1,984,880
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	72,065	68,749
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	30,101	28,698
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	12,619	12,070
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	49,191	46,446
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	403,614	382,226
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	308,046	303,477
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	11,407	11,243
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	4,414	4,356
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	207,813	202,932
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	6,601	6,507
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	13,412	13,236
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	11,287	11,085
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	32,454	31,549
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	112,669	111,010
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	10,661	10,530
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	88,170	86,772
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	47,680	46,126
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	6,535	6,432
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	140,335	137,256
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2038	3,928,644	3,898,812
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	254,777	251,023
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	29,081	28,642
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	14,163	13,898
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	7,224	7,140
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	6,225	6,134
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	38,993	38,468
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	16,351	16,135
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	119,207	117,051
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	20,445	20,120
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	19,068	18,722
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	13,637	13,368
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	173,983	171,080
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	102,031	98,769
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	122,587	120,593
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	87,785	86,363
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	42,245	41,562
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	24,069	23,641
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	17,988	17,663
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	13,985,832	13,673,776
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	72,912	71,114
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	49,713	48,493
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	2,191,159	2,106,046
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	918,516	885,708
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2040	4,119,951	4,075,791
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	20,456	20,184
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	10,563	10,417
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	1,601	1,581
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	24,066	23,093
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	740,126	712,764
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	9,034,736	8,840,251
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	6,251	6,102
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	4,885	4,869
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	41,035	41,345
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	9,041	9,106
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	31,510	31,676
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	76,351	76,901
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	728,145	727,896
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	85,307	85,917
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	26,748	26,937
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	6,797	6,828
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	62,823	63,266
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	127,195	128,092
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	170,973	172,168
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	60,309	60,705
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	409,524	412,444
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	112,789	113,587
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	33,939	34,155
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	566,991	574,948
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	43,503	43,720
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	6,701	6,688
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	7,901	7,953
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	7,440	7,492
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	438,489	435,873
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052	9,632,953	9,488,184
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	24,337	24,508
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	331,372	331,051
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	877,540	886,372
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	661,679	669,165
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	2,151,506	2,171,815
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	924,877	937,654
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	475,768	481,151
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052 (i)	2,311,714	2,337,147
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	39,989	40,740
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	192,383	196,544
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	22,639	23,019
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	401,980	409,794
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	9,671	9,883
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	489,533	498,652
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	6,780	6,945
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	15,356	15,619
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	410,342	415,119
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	1,189	1,218
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	9,774,131	9,912,209
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	45,312	46,221
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	29,229	29,815
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	21,332	21,760
Fannie Mae Mortgage pass-thru certificates 5.311% 8/1/2041 (d)	66,827	67,836
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	774,320	794,309
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	2,924,820	3,012,209
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	2,518,859	2,560,271
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	876,508	887,905
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	45,818	46,413
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	2,589,905	2,632,486
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	313,452	320,858
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2055	42,848	43,405
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	10,952,102	11,139,012
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2055	947,068	959,383
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2055	60,963	61,755
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	922,835	946,082
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	35,346	35,938
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2055	2,147,426	2,175,350
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	981,690	1,009,795
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	1,973,527	2,007,207
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	29,239	29,690
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	1,654,611	1,694,741
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	471,099	479,139
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	5,757,661	5,855,922
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	1,818,808	1,842,459
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	1,133,526	1,169,165
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	44,573	45,152
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	43,354	44,015
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	41,350	41,888
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	30,418	30,871
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	25,169	25,648
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	582,187	597,217
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	1,661,247	1,688,560
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	25,940	26,301
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	118,316	122,934
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	1,615,494	1,683,519
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	2,723,069	2,809,233
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,938,785	2,017,999
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	724,524	755,258
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	288,138	300,902
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	1,460,809	1,502,691
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	4,333,521	4,454,717
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	4,474,660	4,599,803
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	1,800,382	1,873,942
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	938,195	974,989
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	667,052	693,004
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	4,764,683	4,897,938
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	1,793,785	1,860,435
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	4,395,670	4,518,604
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	3,189,401	3,318,717
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	3,740,733	3,853,242
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	4,805,284	4,938,172
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	1,931,478	2,011,752
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	1,173,547	1,220,918
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2038	304,169	316,041
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2052	2,258,680	2,337,201
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	723,079	748,047
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	5,445,187	5,595,773
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	1,687,900	1,762,139
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	4,491,237	4,717,068
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	6,347	6,768
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	1,194,089	1,254,131
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	136,915	144,422
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	1,880	2,006
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	1,270,406	1,319,497
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2035	404	429
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2038	795	851
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	3,957,493	4,167,926
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2036	8,777	9,335
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	1,426,297	1,480,075
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	641	683
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	4,214,114	4,443,459
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	2,942,458	3,053,402
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	638,976	671,105
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055	893,804	945,311
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	3,047	3,250
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	1,741	1,857
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	257,110	271,207
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	674,224	713,762
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	507,971	537,918
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	836,975	880,368
Fannie Mae Mortgage pass-thru certificates 6.788% 2/1/2039 (d)	16,465	17,163
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	410	413
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	294,492	312,327
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	303	305
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	572,230	608,405
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	22,903	24,169
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	228	229
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2028	434	443
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	121,873	128,363
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	38,025	40,132
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	424,713	450,866
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	17,249	18,078
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2054	19,774	21,100
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	478	480
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	22,901	24,515
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	615	618
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	333,813	353,925
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	264,316	281,108
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	85	86
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	26	26
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2032	1,149	1,221
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	6,766	7,246
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	1,233	1,318
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2032	3,470	3,694
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2032	2,988	3,196
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	1,414	1,514
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	754	804
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	391	415
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	302	322
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	259	277
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	164	175
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	4	4
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	1,170	1,222
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2032	18,536	19,824
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2030	80	84
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2032	4,694	5,036
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	4,499	4,863
Fannie Mae Mortgage pass-thru certificates 9% 10/1/2030	12,247	13,046
Freddie Mac 5.5% 1/1/2055	37,464	37,951
Freddie Mac Gold Pool 1.5% 1/1/2036	1,209,391	1,096,249
Freddie Mac Gold Pool 1.5% 1/1/2051	2,246,738	1,745,053
Freddie Mac Gold Pool 1.5% 11/1/2035	876,451	796,922
Freddie Mac Gold Pool 1.5% 11/1/2035	779,398	708,675
Freddie Mac Gold Pool 1.5% 11/1/2050	54,151	42,516
Freddie Mac Gold Pool 1.5% 12/1/2035	748,235	678,235
Freddie Mac Gold Pool 1.5% 12/1/2050	38,148	29,952
Freddie Mac Gold Pool 1.5% 2/1/2036	645,593	585,196
Freddie Mac Gold Pool 1.5% 2/1/2051	2,284,848	1,774,654
Freddie Mac Gold Pool 1.5% 3/1/2036	407,764	369,616
Freddie Mac Gold Pool 1.5% 3/1/2041	126,971	108,510
Freddie Mac Gold Pool 1.5% 3/1/2051	935,425	726,549
Freddie Mac Gold Pool 1.5% 4/1/2036	702,451	636,735
Freddie Mac Gold Pool 1.5% 4/1/2041	1,531,585	1,308,282
Freddie Mac Gold Pool 1.5% 4/1/2051	1,774,731	1,378,443
Freddie Mac Gold Pool 1.5% 5/1/2036	720,850	652,737
Freddie Mac Gold Pool 1.5% 6/1/2036	731,171	662,082
Freddie Mac Gold Pool 1.5% 6/1/2051	33,173	26,076
Freddie Mac Gold Pool 1.5% 7/1/2035	198,927	180,876
Freddie Mac Gold Pool 1.5% 8/1/2035	411,289	373,968
Freddie Mac Gold Pool 1.5% 8/1/2036	443,731	401,802
Freddie Mac Gold Pool 2% 10/1/2051	2,515,010	2,081,077
Freddie Mac Gold Pool 2% 10/1/2051	129,321	107,211
Freddie Mac Gold Pool 2% 11/1/2041	508,229	445,697
Freddie Mac Gold Pool 2% 11/1/2050	3,088,331	2,537,142
Freddie Mac Gold Pool 2% 11/1/2050	1,177,892	981,287
Freddie Mac Gold Pool 2% 11/1/2050	14,930	12,298
Freddie Mac Gold Pool 2% 11/1/2051	2,012,331	1,665,129
Freddie Mac Gold Pool 2% 11/1/2051	1,262,465	1,041,092
Freddie Mac Gold Pool 2% 11/1/2051	1,243,504	1,030,896
Freddie Mac Gold Pool 2% 11/1/2051	187,084	155,098
Freddie Mac Gold Pool 2% 11/1/2051	113,497	94,092
Freddie Mac Gold Pool 2% 12/1/2051	629,397	521,786
Freddie Mac Gold Pool 2% 2/1/2042	391,159	342,441
Freddie Mac Gold Pool 2% 2/1/2051	2,912,312	2,390,717
Freddie Mac Gold Pool 2% 2/1/2052	1,725,785	1,426,944
Freddie Mac Gold Pool 2% 3/1/2041	802,260	710,788
Freddie Mac Gold Pool 2% 3/1/2051	4,861,637	3,990,919
Freddie Mac Gold Pool 2% 3/1/2051	641,885	533,142
Freddie Mac Gold Pool 2% 3/1/2051	593,237	492,735
Freddie Mac Gold Pool 2% 3/1/2051	516,940	429,364
Freddie Mac Gold Pool 2% 3/1/2051	73,266	60,259
Freddie Mac Gold Pool 2% 3/1/2051	71,200	59,138
Freddie Mac Gold Pool 2% 3/1/2051	44,677	37,150
Freddie Mac Gold Pool 2% 3/1/2052	609,052	498,639
Freddie Mac Gold Pool 2% 5/1/2051	8,117,756	6,757,729
Freddie Mac Gold Pool 2% 5/1/2051	4,875,032	3,998,867
Freddie Mac Gold Pool 2% 5/1/2051	236,021	194,266
Freddie Mac Gold Pool 2% 6/1/2050	32,970,324	27,147,771
Freddie Mac Gold Pool 2% 6/1/2050	1,830,481	1,522,091
Freddie Mac Gold Pool 2% 8/1/2050	15,831	13,164
Freddie Mac Gold Pool 2% 8/1/2051	246,010	202,103
Freddie Mac Gold Pool 2% 9/1/2050	392,046	324,648
Freddie Mac Gold Pool 2% 9/1/2051	485,052	402,121
Freddie Mac Gold Pool 2% 9/1/2051	84,188	69,794
Freddie Mac Gold Pool 2.5% 10/1/2040	2,424,209	2,205,007
Freddie Mac Gold Pool 2.5% 10/1/2040	837,864	762,690
Freddie Mac Gold Pool 2.5% 10/1/2041	4,156,911	3,776,477
Freddie Mac Gold Pool 2.5% 10/1/2051	579,285	500,078
Freddie Mac Gold Pool 2.5% 11/1/2031	190,016	183,948
Freddie Mac Gold Pool 2.5% 11/1/2041	2,087,638	1,893,070
Freddie Mac Gold Pool 2.5% 11/1/2041	133,494	120,832
Freddie Mac Gold Pool 2.5% 11/1/2050	3,603,273	3,131,986
Freddie Mac Gold Pool 2.5% 11/1/2051	655,158	561,482
Freddie Mac Gold Pool 2.5% 12/1/2051	1,107,271	955,872
Freddie Mac Gold Pool 2.5% 12/1/2051	260,145	222,949
Freddie Mac Gold Pool 2.5% 2/1/2042	391,069	354,265
Freddie Mac Gold Pool 2.5% 2/1/2051	2,394,089	2,080,956
Freddie Mac Gold Pool 2.5% 2/1/2051	14,321	12,358
Freddie Mac Gold Pool 2.5% 3/1/2050	569,466	491,246
Freddie Mac Gold Pool 2.5% 3/1/2051	6,716,733	5,796,244
Freddie Mac Gold Pool 2.5% 4/1/2042	86,459	78,048
Freddie Mac Gold Pool 2.5% 4/1/2052	380,678	330,411
Freddie Mac Gold Pool 2.5% 5/1/2041	4,129,700	3,758,832
Freddie Mac Gold Pool 2.5% 5/1/2041	837,774	763,498
Freddie Mac Gold Pool 2.5% 5/1/2051	2,265,444	1,947,899
Freddie Mac Gold Pool 2.5% 5/1/2051	1,036,746	899,849
Freddie Mac Gold Pool 2.5% 6/1/2031	25,431	24,743
Freddie Mac Gold Pool 2.5% 6/1/2040	134,851	123,303
Freddie Mac Gold Pool 2.5% 6/1/2041	103,084	93,566
Freddie Mac Gold Pool 2.5% 7/1/2050	1,971,847	1,718,870
Freddie Mac Gold Pool 2.5% 7/1/2050	1,153,985	1,003,051
Freddie Mac Gold Pool 2.5% 7/1/2051	1,568,132	1,356,169
Freddie Mac Gold Pool 2.5% 8/1/2041	1,299,476	1,174,870
Freddie Mac Gold Pool 2.5% 8/1/2050	1,372,630	1,193,956
Freddie Mac Gold Pool 3% 1/1/2043	43,620	40,599
Freddie Mac Gold Pool 3% 1/1/2052	8,749,227	7,843,754
Freddie Mac Gold Pool 3% 1/1/2052	131,206	117,627
Freddie Mac Gold Pool 3% 10/1/2051	1,082,776	974,439
Freddie Mac Gold Pool 3% 11/1/2032	595,011	581,017
Freddie Mac Gold Pool 3% 11/1/2050	68,093	61,153
Freddie Mac Gold Pool 3% 11/1/2051	2,949,939	2,654,785
Freddie Mac Gold Pool 3% 11/1/2051	991,496	889,504
Freddie Mac Gold Pool 3% 11/1/2051	17,728	15,904
Freddie Mac Gold Pool 3% 12/1/2030	49,642	48,713
Freddie Mac Gold Pool 3% 12/1/2032	175,303	171,698
Freddie Mac Gold Pool 3% 12/1/2032	70,295	68,713
Freddie Mac Gold Pool 3% 12/1/2042	223,139	207,876
Freddie Mac Gold Pool 3% 12/1/2050	557,526	500,698
Freddie Mac Gold Pool 3% 12/1/2051	1,028,346	922,564
Freddie Mac Gold Pool 3% 2/1/2033	47,248	46,398
Freddie Mac Gold Pool 3% 2/1/2043	24,644	23,034
Freddie Mac Gold Pool 3% 2/1/2043	12,653	11,787
Freddie Mac Gold Pool 3% 3/1/2043	20,343	18,941
Freddie Mac Gold Pool 3% 3/1/2052	88,591	79,367
Freddie Mac Gold Pool 3% 3/1/2052	65,549	58,765
Freddie Mac Gold Pool 3% 4/1/2032	5,750	5,638
Freddie Mac Gold Pool 3% 4/1/2034	84,249	82,267
Freddie Mac Gold Pool 3% 4/1/2037	239,042	230,642
Freddie Mac Gold Pool 3% 4/1/2046	31,530	28,902
Freddie Mac Gold Pool 3% 4/1/2046	28,269	25,912
Freddie Mac Gold Pool 3% 5/1/2046	471,799	432,464
Freddie Mac Gold Pool 3% 5/1/2046	75,407	69,120
Freddie Mac Gold Pool 3% 5/1/2051	945,762	850,543
Freddie Mac Gold Pool 3% 6/1/2035	3,574,535	3,471,278
Freddie Mac Gold Pool 3% 6/1/2046	466,877	427,952
Freddie Mac Gold Pool 3% 6/1/2050	905,873	820,049
Freddie Mac Gold Pool 3% 6/1/2052	216,920	194,471
Freddie Mac Gold Pool 3% 7/1/2032	10,109	9,894
Freddie Mac Gold Pool 3% 8/1/2032	12,671	12,405
Freddie Mac Gold Pool 3% 8/1/2032	8,797	8,608
Freddie Mac Gold Pool 3% 8/1/2052	2,069,144	1,851,771
Freddie Mac Gold Pool 3% 9/1/2048	618,104	560,510
Freddie Mac Gold Pool 3% 9/1/2049	9,458	8,600
Freddie Mac Gold Pool 3% 9/1/2050	16,186	14,537
Freddie Mac Gold Pool 3% 9/1/2051	884,323	793,355
Freddie Mac Gold Pool 3% 9/1/2051	18,503	16,600
Freddie Mac Gold Pool 3.5% 1/1/2046	44,976	42,473
Freddie Mac Gold Pool 3.5% 1/1/2048	5,015	4,748
Freddie Mac Gold Pool 3.5% 10/1/2047	21,169	20,047
Freddie Mac Gold Pool 3.5% 11/1/2033	246,902	243,056
Freddie Mac Gold Pool 3.5% 11/1/2047	141,449	133,953
Freddie Mac Gold Pool 3.5% 12/1/2033	88,993	87,869
Freddie Mac Gold Pool 3.5% 12/1/2046	83,750	79,063
Freddie Mac Gold Pool 3.5% 12/1/2047	32,262	30,542
Freddie Mac Gold Pool 3.5% 2/1/2034	215,438	211,173
Freddie Mac Gold Pool 3.5% 2/1/2043	239,325	228,263
Freddie Mac Gold Pool 3.5% 2/1/2043	22,719	21,790
Freddie Mac Gold Pool 3.5% 2/1/2052	162,822	152,056
Freddie Mac Gold Pool 3.5% 3/1/2032	110,911	109,762
Freddie Mac Gold Pool 3.5% 3/1/2046	622,744	589,931
Freddie Mac Gold Pool 3.5% 4/1/2042	549,393	526,665
Freddie Mac Gold Pool 3.5% 4/1/2043	262,549	250,267
Freddie Mac Gold Pool 3.5% 4/1/2043	28,549	27,248
Freddie Mac Gold Pool 3.5% 4/1/2043	8,060	7,679
Freddie Mac Gold Pool 3.5% 4/1/2046	423,648	400,735
Freddie Mac Gold Pool 3.5% 4/1/2046	82,904	78,421
Freddie Mac Gold Pool 3.5% 4/1/2052 (i)(j)	9,776,073	9,151,083
Freddie Mac Gold Pool 3.5% 5/1/2034	103,640	102,239
Freddie Mac Gold Pool 3.5% 5/1/2045	819,790	775,037
Freddie Mac Gold Pool 3.5% 5/1/2045	10,268	9,676
Freddie Mac Gold Pool 3.5% 5/1/2046	916,119	868,288
Freddie Mac Gold Pool 3.5% 5/1/2046	471,374	445,880
Freddie Mac Gold Pool 3.5% 5/1/2046	119,823	113,230
Freddie Mac Gold Pool 3.5% 6/1/2032	364,772	360,837
Freddie Mac Gold Pool 3.5% 6/1/2042	29,407	28,123
Freddie Mac Gold Pool 3.5% 6/1/2045	999,476	945,817
Freddie Mac Gold Pool 3.5% 6/1/2045	162,537	154,166
Freddie Mac Gold Pool 3.5% 7/1/2032	361,323	357,388
Freddie Mac Gold Pool 3.5% 7/1/2032	80,056	79,202
Freddie Mac Gold Pool 3.5% 7/1/2042	1,199,908	1,144,865
Freddie Mac Gold Pool 3.5% 7/1/2047	340,023	322,110
Freddie Mac Gold Pool 3.5% 8/1/2034	176,056	173,626
Freddie Mac Gold Pool 3.5% 8/1/2047	530,227	502,128
Freddie Mac Gold Pool 3.5% 8/1/2047	61,635	58,369
Freddie Mac Gold Pool 3.5% 8/1/2047	41,901	39,680
Freddie Mac Gold Pool 3.5% 9/1/2042	1,514,316	1,443,414
Freddie Mac Gold Pool 3.5% 9/1/2042	335,780	320,204
Freddie Mac Gold Pool 3.5% 9/1/2046	113,660	107,406
Freddie Mac Gold Pool 3.5% 9/1/2046	26,777	25,312
Freddie Mac Gold Pool 3.5% 9/1/2047	10,105	9,570
Freddie Mac Gold Pool 3.5% 9/1/2047	9,578	9,071
Freddie Mac Gold Pool 4% 1/1/2036	192,824	192,770
Freddie Mac Gold Pool 4% 1/1/2042	95,217	93,760
Freddie Mac Gold Pool 4% 1/1/2044	11,232	10,997
Freddie Mac Gold Pool 4% 10/1/2041	12,877	12,689
Freddie Mac Gold Pool 4% 10/1/2042	7,289	7,163
Freddie Mac Gold Pool 4% 10/1/2043	27,987	27,432
Freddie Mac Gold Pool 4% 10/1/2043	15,085	14,771
Freddie Mac Gold Pool 4% 10/1/2048	188,307	182,111
Freddie Mac Gold Pool 4% 10/1/2052	947,780	915,704
Freddie Mac Gold Pool 4% 10/1/2052	35,042	33,605
Freddie Mac Gold Pool 4% 11/1/2040	452,291	445,954
Freddie Mac Gold Pool 4% 11/1/2042	137,391	135,313
Freddie Mac Gold Pool 4% 11/1/2042	62,395	61,489
Freddie Mac Gold Pool 4% 11/1/2042	24,839	24,417
Freddie Mac Gold Pool 4% 11/1/2042	21,400	21,010
Freddie Mac Gold Pool 4% 11/1/2042	9,783	9,599
Freddie Mac Gold Pool 4% 11/1/2042	938	931
Freddie Mac Gold Pool 4% 11/1/2043	155,958	153,284
Freddie Mac Gold Pool 4% 11/1/2048	37,796	36,623
Freddie Mac Gold Pool 4% 12/1/2047	489,913	475,107
Freddie Mac Gold Pool 4% 2/1/2041	187,458	184,950
Freddie Mac Gold Pool 4% 2/1/2042	27,178	26,795
Freddie Mac Gold Pool 4% 2/1/2043	16,560	16,244
Freddie Mac Gold Pool 4% 2/1/2043	7,153	7,014
Freddie Mac Gold Pool 4% 2/1/2044	15,193	14,896
Freddie Mac Gold Pool 4% 2/1/2044	8,288	8,137
Freddie Mac Gold Pool 4% 2/1/2045	148,266	145,245
Freddie Mac Gold Pool 4% 2/1/2048	219,454	213,234
Freddie Mac Gold Pool 4% 3/1/2042	29,026	28,534
Freddie Mac Gold Pool 4% 3/1/2042	28,524	28,100
Freddie Mac Gold Pool 4% 3/1/2049	531,540	513,717
Freddie Mac Gold Pool 4% 4/1/2042	482,954	474,885
Freddie Mac Gold Pool 4% 4/1/2042	25,498	25,114
Freddie Mac Gold Pool 4% 4/1/2042	5,371	5,272
Freddie Mac Gold Pool 4% 4/1/2043	11,515	11,314
Freddie Mac Gold Pool 4% 4/1/2048	21,830	21,211
Freddie Mac Gold Pool 4% 4/1/2048	19,777	19,216
Freddie Mac Gold Pool 4% 4/1/2048	10,694	10,391
Freddie Mac Gold Pool 4% 4/1/2048	4,735	4,601
Freddie Mac Gold Pool 4% 4/1/2048	4,296	4,174
Freddie Mac Gold Pool 4% 5/1/2042	32,438	31,978
Freddie Mac Gold Pool 4% 5/1/2043	13,093	12,839
Freddie Mac Gold Pool 4% 5/1/2043	5,463	5,354
Freddie Mac Gold Pool 4% 5/1/2043	1,797	1,765
Freddie Mac Gold Pool 4% 5/1/2045	55,405	54,592
Freddie Mac Gold Pool 4% 5/1/2048	331,133	321,375
Freddie Mac Gold Pool 4% 6/1/2043	15,215	14,995
Freddie Mac Gold Pool 4% 6/1/2045	33,548	32,820
Freddie Mac Gold Pool 4% 6/1/2047	141,570	138,044
Freddie Mac Gold Pool 4% 6/1/2047	85,640	83,010
Freddie Mac Gold Pool 4% 6/1/2048	322,378	311,769
Freddie Mac Gold Pool 4% 7/1/2042	276,961	272,048
Freddie Mac Gold Pool 4% 7/1/2043	27,529	26,995
Freddie Mac Gold Pool 4% 7/1/2043	23,023	22,612
Freddie Mac Gold Pool 4% 7/1/2043	9,903	9,704
Freddie Mac Gold Pool 4% 7/1/2043	8,590	8,415
Freddie Mac Gold Pool 4% 7/1/2043	7,093	6,948
Freddie Mac Gold Pool 4% 7/1/2045	95,260	93,148
Freddie Mac Gold Pool 4% 7/1/2048	113,324	110,678
Freddie Mac Gold Pool 4% 8/1/2041	2,868	2,825
Freddie Mac Gold Pool 4% 8/1/2044	3,993	3,911
Freddie Mac Gold Pool 4% 8/1/2044	3,963	3,896
Freddie Mac Gold Pool 4% 8/1/2048	156,000	150,867
Freddie Mac Gold Pool 4% 9/1/2041	26,638	26,252
Freddie Mac Gold Pool 4% 9/1/2042	1,338,957	1,316,617
Freddie Mac Gold Pool 4% 9/1/2042	15,684	15,473
Freddie Mac Gold Pool 4% 9/1/2043	19,439	19,081
Freddie Mac Gold Pool 4% 9/1/2043	15,413	15,099
Freddie Mac Gold Pool 4% 9/1/2043	7,229	7,078
Freddie Mac Gold Pool 4% 9/1/2043	2,653	2,602
Freddie Mac Gold Pool 4% 9/1/2043	626	622
Freddie Mac Gold Pool 4% 9/1/2048	198,745	192,702
Freddie Mac Gold Pool 4% 9/1/2048	39,087	37,899
Freddie Mac Gold Pool 4.5% 1/1/2041	117,502	118,479
Freddie Mac Gold Pool 4.5% 10/1/2035	5,424	5,470
Freddie Mac Gold Pool 4.5% 10/1/2039	517,133	521,472
Freddie Mac Gold Pool 4.5% 10/1/2039	132,288	133,389
Freddie Mac Gold Pool 4.5% 10/1/2039	9,281	9,358
Freddie Mac Gold Pool 4.5% 10/1/2040	13,379	13,486
Freddie Mac Gold Pool 4.5% 10/1/2041	64,242	64,752
Freddie Mac Gold Pool 4.5% 10/1/2047	8,939	8,924
Freddie Mac Gold Pool 4.5% 11/1/2039	6,290	6,343
Freddie Mac Gold Pool 4.5% 11/1/2040	2,657,372	2,676,233
Freddie Mac Gold Pool 4.5% 11/1/2040	66,062	66,609
Freddie Mac Gold Pool 4.5% 11/1/2047	19,432	19,330
Freddie Mac Gold Pool 4.5% 12/1/2039	5,466	5,511
Freddie Mac Gold Pool 4.5% 12/1/2040	11,220	11,310
Freddie Mac Gold Pool 4.5% 12/1/2048	564,869	563,387
Freddie Mac Gold Pool 4.5% 2/1/2041	20,580	20,752
Freddie Mac Gold Pool 4.5% 2/1/2041	18,313	18,465
Freddie Mac Gold Pool 4.5% 2/1/2041	17,736	17,876
Freddie Mac Gold Pool 4.5% 2/1/2041	14,419	14,531
Freddie Mac Gold Pool 4.5% 2/1/2041	8,950	9,022
Freddie Mac Gold Pool 4.5% 2/1/2047	13,365	13,372
Freddie Mac Gold Pool 4.5% 3/1/2041	42,309	42,659
Freddie Mac Gold Pool 4.5% 3/1/2041	16,903	17,043
Freddie Mac Gold Pool 4.5% 3/1/2041	9,308	9,385
Freddie Mac Gold Pool 4.5% 3/1/2044	1,779	1,790
Freddie Mac Gold Pool 4.5% 3/1/2047	10,523	10,516
Freddie Mac Gold Pool 4.5% 4/1/2041	16,099	16,224
Freddie Mac Gold Pool 4.5% 4/1/2041	14,071	14,187
Freddie Mac Gold Pool 4.5% 5/1/2039	77,350	78,002
Freddie Mac Gold Pool 4.5% 5/1/2039	33,484	33,779
Freddie Mac Gold Pool 4.5% 5/1/2039	6,586	6,641
Freddie Mac Gold Pool 4.5% 5/1/2041	20,726	20,885
Freddie Mac Gold Pool 4.5% 5/1/2041	19,086	19,238
Freddie Mac Gold Pool 4.5% 6/1/2041	27,340	27,570
Freddie Mac Gold Pool 4.5% 6/1/2041	13,303	13,415
Freddie Mac Gold Pool 4.5% 6/1/2041	3,015	3,041
Freddie Mac Gold Pool 4.5% 7/1/2047	9,452	9,437
Freddie Mac Gold Pool 4.5% 8/1/2040	70,236	70,820
Freddie Mac Gold Pool 4.5% 8/1/2041	2,893	2,917
Freddie Mac Gold Pool 4.5% 8/1/2041	2,094	2,111
Freddie Mac Gold Pool 4.5% 8/1/2055	839,513	826,110
Freddie Mac Gold Pool 4.5% 9/1/2039	24,632	24,839
Freddie Mac Gold Pool 4.5% 9/1/2039	1,743	1,758
Freddie Mac Gold Pool 4.5% 9/1/2041	4,850	4,890
Freddie Mac Gold Pool 5% 1/1/2035	11,120	11,341
Freddie Mac Gold Pool 5% 1/1/2053	699,762	706,148
Freddie Mac Gold Pool 5% 10/1/2052	564,597	570,985
Freddie Mac Gold Pool 5% 11/1/2033	103,882	105,847
Freddie Mac Gold Pool 5% 11/1/2052	1,308,248	1,322,641
Freddie Mac Gold Pool 5% 11/1/2052	560,484	568,227
Freddie Mac Gold Pool 5% 12/1/2034	39,824	40,652
Freddie Mac Gold Pool 5% 12/1/2052	1,316,948	1,331,437
Freddie Mac Gold Pool 5% 12/1/2052	204,712	206,645
Freddie Mac Gold Pool 5% 12/1/2052	166,222	168,051
Freddie Mac Gold Pool 5% 12/1/2052	148,518	149,920
Freddie Mac Gold Pool 5% 5/1/2052	2,029,912	2,051,611
Freddie Mac Gold Pool 5% 6/1/2052	2,674,606	2,703,196
Freddie Mac Gold Pool 5% 6/1/2052	1,429,436	1,450,076
Freddie Mac Gold Pool 5% 6/1/2053	309,190	315,200
Freddie Mac Gold Pool 5% 7/1/2033	4,550	4,560
Freddie Mac Gold Pool 5% 7/1/2041	7,972	8,181
Freddie Mac Gold Pool 5% 8/1/2036	63,230	64,677
Freddie Mac Gold Pool 5.5% 1/1/2055	1,798,968	1,854,968
Freddie Mac Gold Pool 5.5% 2/1/2054	691,143	703,586
Freddie Mac Gold Pool 5.5% 2/1/2055	1,731,637	1,754,155
Freddie Mac Gold Pool 5.5% 3/1/2053 (i)(l)	2,842,485	2,929,190
Freddie Mac Gold Pool 5.5% 4/1/2055	911,754	926,610
Freddie Mac Gold Pool 5.5% 5/1/2053	869,159	890,782
Freddie Mac Gold Pool 5.5% 5/1/2055 (l)	5,035,329	5,100,806
Freddie Mac Gold Pool 5.5% 8/1/2054	63,389	64,273
Freddie Mac Gold Pool 5.5% 8/1/2054	40,668	41,197
Freddie Mac Gold Pool 5.5% 8/1/2054	35,432	35,893
Freddie Mac Gold Pool 5.5% 8/1/2054	25,598	25,948
Freddie Mac Gold Pool 5.5% 9/1/2052	1,924,478	1,974,160
Freddie Mac Gold Pool 5.5% 9/1/2054	41,507	42,238
Freddie Mac Gold Pool 6% 10/1/2034	9,854	10,208
Freddie Mac Gold Pool 6% 10/1/2054	1,977,676	2,060,951
Freddie Mac Gold Pool 6% 11/1/2028	539	551
Freddie Mac Gold Pool 6% 11/1/2038	405,514	420,581
Freddie Mac Gold Pool 6% 11/1/2053	468,505	484,682
Freddie Mac Gold Pool 6% 2/1/2029	512	523
Freddie Mac Gold Pool 6% 2/1/2040	707,852	737,914
Freddie Mac Gold Pool 6% 3/1/2053	3,305,466	3,446,459
Freddie Mac Gold Pool 6% 4/1/2032	14,236	14,797
Freddie Mac Gold Pool 6% 4/1/2054	3,515,059	3,658,677
Freddie Mac Gold Pool 6% 5/1/2033	10,276	10,641
Freddie Mac Gold Pool 6% 6/1/2029	878	900
Freddie Mac Gold Pool 6% 6/1/2029	198	202
Freddie Mac Gold Pool 6% 7/1/2029	2,338	2,397
Freddie Mac Gold Pool 6% 7/1/2029	28	28
Freddie Mac Gold Pool 6% 7/1/2039	2,656,657	2,755,368
Freddie Mac Gold Pool 6% 8/1/2055	4,554,203	4,743,481
Freddie Mac Gold Pool 6% 8/1/2055	3,450,678	3,598,404
Freddie Mac Gold Pool 6% 9/1/2033	19,514	20,349
Freddie Mac Gold Pool 6% 9/1/2036	48,761	51,583
Freddie Mac Gold Pool 6% 9/1/2054	1,788,584	1,867,252
Freddie Mac Gold Pool 6% 9/1/2054	527,559	547,424
Freddie Mac Gold Pool 6.5% 1/1/2032	11,520	12,039
Freddie Mac Gold Pool 6.5% 1/1/2054	1,918,130	2,016,977
Freddie Mac Gold Pool 6.5% 1/1/2054	328,309	345,479
Freddie Mac Gold Pool 6.5% 10/1/2032	12,080	12,683
Freddie Mac Gold Pool 6.5% 10/1/2053	482,954	507,842
Freddie Mac Gold Pool 6.5% 10/1/2053	479,404	503,510
Freddie Mac Gold Pool 6.5% 12/1/2053	129,179	136,262
Freddie Mac Gold Pool 6.5% 2/1/2037	1,147	1,199
Freddie Mac Gold Pool 6.5% 3/1/2032	1,971	2,065
Freddie Mac Gold Pool 6.5% 3/1/2032	1,092	1,147
Freddie Mac Gold Pool 6.5% 3/1/2037	1,215	1,303
Freddie Mac Gold Pool 6.5% 4/1/2032	973	1,021
Freddie Mac Gold Pool 6.5% 4/1/2032	831	870
Freddie Mac Gold Pool 6.5% 5/1/2031	2,233	2,334
Freddie Mac Gold Pool 6.5% 5/1/2033	25,130	26,067
Freddie Mac Gold Pool 6.5% 9/1/2039	19,438	20,852
Freddie Mac Gold Pool 6.5% 9/1/2053	280,436	295,523
Freddie Mac Gold Pool 6.5% 9/1/2053	272,024	285,872
Freddie Mac Gold Pool 7% 1/1/2036	3,163	3,347
Freddie Mac Gold Pool 7% 1/1/2054	987,286	1,047,078
Freddie Mac Gold Pool 7% 1/1/2054	641,442	680,941
Freddie Mac Gold Pool 7% 1/1/2054	371,484	393,981
Freddie Mac Gold Pool 7% 10/1/2053	23,290	24,475
Freddie Mac Gold Pool 7% 11/1/2026	228	229
Freddie Mac Gold Pool 7% 11/1/2034	5,888	6,269
Freddie Mac Gold Pool 7% 11/1/2034	5,237	5,538
Freddie Mac Gold Pool 7% 12/1/2026	244	245
Freddie Mac Gold Pool 7% 12/1/2053	46,459	48,946
Freddie Mac Gold Pool 7% 7/1/2029	7,618	7,984
Freddie Mac Gold Pool 7% 7/1/2054	24,463	25,975
Freddie Mac Gold Pool 7% 8/1/2026	600	602
Freddie Mac Gold Pool 7% 8/1/2034	4,510	4,850
Freddie Mac Gold Pool 7% 9/1/2026	929	935
Freddie Mac Gold Pool 7% 9/1/2035	13,109	13,897
Freddie Mac Gold Pool 7.5% 1/1/2027	11	10
Freddie Mac Gold Pool 7.5% 11/1/2029	810	846
Freddie Mac Gold Pool 7.5% 11/1/2029	162	166
Freddie Mac Gold Pool 7.5% 2/1/2032	68,592	73,060
Freddie Mac Gold Pool 7.5% 6/1/2027	208	210
Freddie Mac Gold Pool 7.5% 7/1/2034	26,222	27,368
Freddie Mac Gold Pool 7.5% 9/1/2030	180	189
Freddie Mac Gold Pool 7.5% 9/1/2031	1,500	1,590
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	503,860	532,424
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	450,082	475,878
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	143,535	152,434
Freddie Mac Manufactured Housing participation certificates 6.5% 6/1/2055	1,804,641	1,908,636
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 6.297% 3/1/2036 (d)(f)	17,782	18,246
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.299% 12/1/2040 (d)(f)	53,459	55,504
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.438% 9/1/2041 (d)(f)	10,496	10,927
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.934%, 6.731% 10/1/2042 (d)(f)	6,208	6,466
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.961%, 6.711% 6/1/2033 (d)(f)	12,870	13,241
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 6.684% 7/1/2036 (d)(f)	6,359	6,592
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.231%, 6.231% 5/1/2034 (d)(f)	296	302
Freddie Mac Non Gold Pool 5% 8/1/2053	1,035,502	1,043,335
Freddie Mac Non Gold Pool 5.5% 5/1/2053	5,587,876	5,740,863
Freddie Mac Non Gold Pool 5.5% 7/1/2053	4,847,127	4,972,261
Freddie Mac Non Gold Pool 5.5% 8/1/2053	1,880,644	1,931,546
Freddie Mac Non Gold Pool 5.5% 8/1/2053	781,862	803,024
Freddie Mac Non Gold Pool 5.5% 8/1/2053	455,676	467,440
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.635% 6/1/2037 (d)(f)	47,147	48,480
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 3.645%, 8.27% 10/1/2035 (d)(f)	11	10
Freddie Mac Non Gold Pool 6% 11/1/2054	1,581,893	1,644,424
Freddie Mac Non Gold Pool 6% 6/1/2053	310,969	323,165
Freddie Mac Non Gold Pool 6% 6/1/2053	272,290	282,458
Freddie Mac Non Gold Pool 6% 6/1/2053	256,084	266,047
Freddie Mac Non Gold Pool 6% 7/1/2053	249,273	259,049
Freddie Mac Non Gold Pool 6% 7/1/2053	216,451	224,872
Freddie Mac Non Gold Pool 6% 9/1/2053	980,656	1,014,518
Freddie Mac Non Gold Pool 6.5% 1/1/2055	948,831	997,134
Ginnie Mae I Pool 2.5% 1/20/2052	3,265,261	2,813,155
Ginnie Mae I Pool 2.5% 12/20/2051	5,101,558	4,395,200
Ginnie Mae I Pool 2.5% 12/20/2051	2,711,913	2,336,423
Ginnie Mae I Pool 2.5% 12/20/2051	1,197,626	1,031,429
Ginnie Mae I Pool 2.5% 8/20/2051	5,040,473	4,344,147
Ginnie Mae I Pool 2.5% 8/20/2051	1,309,667	1,128,741
Ginnie Mae I Pool 2.5% 8/20/2051	1,018,622	877,902
Ginnie Mae I Pool 2.5% 9/20/2051	2,477,751	2,133,908
Ginnie Mae I Pool 2.5% 9/20/2051	1,312,641	1,130,484
Ginnie Mae I Pool 3% 12/20/2042	153,542	142,204
Ginnie Mae I Pool 3% 3/20/2043	99,722	92,398
Ginnie Mae I Pool 3% 3/20/2043	40,980	37,996
Ginnie Mae I Pool 3% 4/15/2045	22,157	20,217
Ginnie Mae I Pool 3% 5/15/2043	24,737	22,814
Ginnie Mae I Pool 3% 6/15/2042	38,975	36,070
Ginnie Mae I Pool 3% 6/15/2043	51,404	47,939
Ginnie Mae I Pool 3% 6/15/2043	31,617	29,282
Ginnie Mae I Pool 3% 6/20/2042	182,351	169,893
Ginnie Mae I Pool 3% 7/15/2043	9,246	8,533
Ginnie Mae I Pool 3.5% 10/20/2052	1,029,498	955,110
Ginnie Mae I Pool 3.5% 2/15/2043	203,910	193,144
Ginnie Mae I Pool 3.5% 3/15/2042	9,270	8,792
Ginnie Mae I Pool 3.5% 3/15/2043	137,936	130,955
Ginnie Mae I Pool 3.5% 5/20/2046	22,827	21,297
Ginnie Mae I Pool 3.5% 5/20/2046	12,910	12,045
Ginnie Mae I Pool 3.5% 5/20/2046	11,463	10,695
Ginnie Mae I Pool 3.5% 5/20/2046	11,124	10,379
Ginnie Mae I Pool 3.5% 5/20/2046	9,820	9,162
Ginnie Mae I Pool 3.5% 5/20/2046	6,105	5,686
Ginnie Mae I Pool 3.5% 6/20/2046	43,078	40,191
Ginnie Mae I Pool 3.5% 6/20/2046	17,945	16,742
Ginnie Mae I Pool 3.5% 6/20/2046	14,406	13,440
Ginnie Mae I Pool 3.5% 6/20/2046	13,210	12,324
Ginnie Mae I Pool 3.5% 6/20/2046	11,077	10,335
Ginnie Mae I Pool 3.5% 6/20/2046	7,750	7,231
Ginnie Mae I Pool 3.5% 6/20/2046	5,216	4,866
Ginnie Mae I Pool 3.5% 7/15/2043	15,593	14,783
Ginnie Mae I Pool 3.5% 7/20/2043	38,241	36,224
Ginnie Mae I Pool 3.5% 7/20/2046	749,405	699,179
Ginnie Mae I Pool 3.5% 7/20/2052	5,600,678	5,201,685
Ginnie Mae I Pool 3.5% 8/20/2052	3,283,174	3,049,280
Ginnie Mae I Pool 3.5% 9/20/2052	5,038,944	4,679,969
Ginnie Mae I Pool 4% 1/15/2042	4,640	4,520
Ginnie Mae I Pool 4% 1/15/2043	16,980	16,520
Ginnie Mae I Pool 4% 10/15/2040	76,813	75,006
Ginnie Mae I Pool 4% 10/15/2040	30,131	29,436
Ginnie Mae I Pool 4% 10/15/2040	7,063	6,898
Ginnie Mae I Pool 4% 10/15/2040	3,195	3,122
Ginnie Mae I Pool 4% 10/15/2041	132,720	129,323
Ginnie Mae I Pool 4% 10/15/2041	36,004	35,136
Ginnie Mae I Pool 4% 10/15/2041	19,653	19,153
Ginnie Mae I Pool 4% 10/15/2041	13,518	13,159
Ginnie Mae I Pool 4% 10/15/2041	1,981	1,928
Ginnie Mae I Pool 4% 10/20/2052	15,987,040	15,309,597
Ginnie Mae I Pool 4% 11/15/2041	93,504	91,190
Ginnie Mae I Pool 4% 11/15/2042	5,618	5,467
Ginnie Mae I Pool 4% 12/15/2040	8,699	8,501
Ginnie Mae I Pool 4% 12/15/2040	3,423	3,342
Ginnie Mae I Pool 4% 12/15/2041	43,654	42,592
Ginnie Mae I Pool 4% 12/15/2041	29,943	29,173
Ginnie Mae I Pool 4% 12/15/2041	1,559	1,520
Ginnie Mae I Pool 4% 12/15/2042	6,376	6,211
Ginnie Mae I Pool 4% 2/15/2041	12,417	12,125
Ginnie Mae I Pool 4% 2/15/2042	63,050	61,463
Ginnie Mae I Pool 4% 2/15/2042	14,372	14,004
Ginnie Mae I Pool 4% 3/15/2040	10,853	10,592
Ginnie Mae I Pool 4% 3/15/2041	26,305	25,752
Ginnie Mae I Pool 4% 3/15/2041	5,354	5,229
Ginnie Mae I Pool 4% 3/15/2042	47,958	46,710
Ginnie Mae I Pool 4% 3/15/2042	13,757	13,407
Ginnie Mae I Pool 4% 3/15/2042	7,345	7,148
Ginnie Mae I Pool 4% 4/15/2042	10,489	10,213
Ginnie Mae I Pool 4% 4/15/2043	3,541	3,451
Ginnie Mae I Pool 4% 5/15/2041	62,256	61,128
Ginnie Mae I Pool 4% 5/15/2042	1,389	1,377
Ginnie Mae I Pool 4% 5/20/2049	161,258	154,009
Ginnie Mae I Pool 4% 6/15/2041	85,960	83,845
Ginnie Mae I Pool 4% 6/15/2041	9,104	8,880
Ginnie Mae I Pool 4% 6/15/2041	6,325	6,194
Ginnie Mae I Pool 4% 6/15/2041	6,291	6,127
Ginnie Mae I Pool 4% 6/15/2042	2,270	2,208
Ginnie Mae I Pool 4% 7/15/2041	6,047	5,909
Ginnie Mae I Pool 4% 7/15/2041	3,500	3,408
Ginnie Mae I Pool 4% 8/15/2041	8,101	7,912
Ginnie Mae I Pool 4% 8/15/2043	5,041	4,891
Ginnie Mae I Pool 4% 8/15/2043	3,564	3,468
Ginnie Mae I Pool 4% 9/15/2040	3,202	3,128
Ginnie Mae I Pool 4% 9/15/2041	43,854	42,757
Ginnie Mae I Pool 4% 9/15/2041	4,372	4,255
Ginnie Mae I Pool 4.5% 2/15/2040	19,636	19,693
Ginnie Mae I Pool 4.5% 2/15/2040	1,253	1,256
Ginnie Mae I Pool 4.5% 3/15/2040	165,579	166,040
Ginnie Mae I Pool 4.5% 3/15/2040	30,243	30,327
Ginnie Mae I Pool 4.5% 3/15/2040	16,880	16,923
Ginnie Mae I Pool 4.5% 3/15/2041	49,068	49,179
Ginnie Mae I Pool 4.5% 5/15/2039	1,892	1,898
Ginnie Mae I Pool 4.5% 5/15/2040	59,689	59,853
Ginnie Mae I Pool 4.5% 6/15/2040	101,021	101,294
Ginnie Mae I Pool 4.5% 6/15/2040	79,585	79,756
Ginnie Mae I Pool 4.5% 6/15/2040	79,092	79,312
Ginnie Mae I Pool 4.5% 6/15/2040	78,325	78,543
Ginnie Mae I Pool 4.5% 6/15/2040	52,026	52,163
Ginnie Mae I Pool 4.5% 6/15/2040	26,076	26,149
Ginnie Mae I Pool 4.5% 6/15/2040	16,797	16,843
Ginnie Mae I Pool 4.5% 6/15/2041	268,023	268,679
Ginnie Mae I Pool 4.5% 7/15/2040	80,559	80,780
Ginnie Mae I Pool 4.5% 7/15/2040	79,316	79,537
Ginnie Mae I Pool 4.5% 7/15/2040	53,465	53,613
Ginnie Mae I Pool 4.5% 7/15/2040	40,473	40,588
Ginnie Mae I Pool 4.5% 7/15/2040	30,003	30,085
Ginnie Mae I Pool 4.5% 7/15/2040	22,334	22,394
Ginnie Mae I Pool 4.5% 7/15/2040	3,417	3,426
Ginnie Mae I Pool 4.5% 8/15/2039	116,010	116,339
Ginnie Mae I Pool 4.5% 8/15/2039	71,422	71,630
Ginnie Mae I Pool 4.5% 8/15/2040	31,257	31,342
Ginnie Mae I Pool 4.5% 8/15/2040	7,565	7,590
Ginnie Mae I Pool 5% 11/15/2039	29,328	29,942
Ginnie Mae I Pool 5% 11/15/2039	20,328	20,768
Ginnie Mae I Pool 5% 4/15/2040	68,932	70,413
Ginnie Mae I Pool 5% 4/15/2040	26,313	26,883
Ginnie Mae I Pool 5% 4/20/2048	102,703	105,045
Ginnie Mae I Pool 5% 5/15/2039	18,548	18,940
Ginnie Mae I Pool 5% 6/15/2040	207,139	211,617
Ginnie Mae I Pool 5% 6/15/2040	10,056	10,274
Ginnie Mae I Pool 5% 6/15/2041	8,612	8,792
Ginnie Mae I Pool 5% 7/15/2039	26,506	27,068
Ginnie Mae I Pool 5% 7/15/2040	15,947	16,293
Ginnie Mae I Pool 5% 7/15/2040	2,152	2,200
Ginnie Mae I Pool 5% 9/15/2039	17,037	17,401
Ginnie Mae I Pool 5.5% 12/15/2038	991	1,024
Ginnie Mae I Pool 5.5% 9/15/2039	48,660	50,364
Ginnie Mae I Pool 6.5% 10/15/2034	17,800	18,830
Ginnie Mae I Pool 6.5% 7/15/2036	316	336
Ginnie Mae I Pool 7% 1/15/2028	13	13
Ginnie Mae I Pool 7% 10/15/2028	194	198
Ginnie Mae I Pool 7% 12/15/2027	82	83
Ginnie Mae I Pool 7% 12/15/2031	999	1,034
Ginnie Mae I Pool 7% 2/15/2028	85	86
Ginnie Mae I Pool 7% 4/20/2032	19,782	20,607
Ginnie Mae I Pool 7% 5/15/2028	57	58
Ginnie Mae I Pool 7% 5/15/2029	1,025	1,047
Ginnie Mae I Pool 7% 7/15/2028	462	468
Ginnie Mae I Pool 7% 7/15/2028	205	209
Ginnie Mae I Pool 7% 7/15/2029	80	82
Ginnie Mae I Pool 7% 7/15/2029	13	13
Ginnie Mae I Pool 7% 8/15/2028	149	151
Ginnie Mae I Pool 7% 8/15/2029	105	108
Ginnie Mae I Pool 7% 9/15/2028	4,290	4,366
Ginnie Mae I Pool 7% 9/15/2028	765	771
Ginnie Mae I Pool 7% 9/15/2028	52	53
Ginnie Mae I Pool 7% 9/15/2028	1	0
Ginnie Mae I Pool 7.5% 11/15/2027	52	53
Ginnie Mae I Pool 7.5% 11/15/2029	633	657
Ginnie Mae I Pool 7.5% 12/15/2026	8	7
Ginnie Mae I Pool 7.5% 12/15/2028	359	365
Ginnie Mae I Pool 7.5% 3/15/2028	223	226
Ginnie Mae I Pool 7.5% 4/15/2028	232	237
Ginnie Mae I Pool 7.5% 7/15/2029	4,205	4,354
Ginnie Mae I Pool 7.5% 9/15/2027	18	18
Ginnie Mae I Pool 7.5% 9/15/2028	264	270
Ginnie Mae I Pool 8.5% 10/15/2028	591	601
Ginnie Mae I Pool 8.5% 11/15/2027	315	319
Ginnie Mae II Pool 2% 1/20/2051	8,618,734	7,187,775
Ginnie Mae II Pool 2% 1/20/2052	1,206,928	1,006,543
Ginnie Mae II Pool 2% 10/20/2050	13,545,477	11,302,463
Ginnie Mae II Pool 2% 11/20/2050	4,596,182	3,835,956
Ginnie Mae II Pool 2% 12/1/2055 (k)	45,075,000	37,560,150
Ginnie Mae II Pool 2% 12/20/2050	7,530,762	6,279,850
Ginnie Mae II Pool 2% 2/20/2051	1,362,618	1,136,011
Ginnie Mae II Pool 2% 3/20/2052	3,151,731	2,628,453
Ginnie Mae II Pool 2% 4/20/2051	209,882	174,970
Ginnie Mae II Pool 2% 5/20/2051	678,434	565,582
Ginnie Mae II Pool 2% 8/20/2051	426,033	355,166
Ginnie Mae II Pool 2% 9/20/2050	1,372,930	1,147,129
Ginnie Mae II Pool 2% 9/20/2051	37,146	30,967
Ginnie Mae II Pool 2.5% 12/1/2055 (k)	47,050,000	40,837,932
Ginnie Mae II Pool 2.5% 12/20/2051	87,852	76,306
Ginnie Mae II Pool 3% 1/20/2032	507,669	496,792
Ginnie Mae II Pool 3% 10/20/2031	164,838	161,383
Ginnie Mae II Pool 3% 11/20/2031	178,619	174,791
Ginnie Mae II Pool 3% 12/1/2055 (k)	9,350,000	8,436,183
Ginnie Mae II Pool 3% 12/20/2031	267,599	261,928
Ginnie Mae II Pool 3% 12/20/2046	1,120,143	1,025,449
Ginnie Mae II Pool 3% 2/20/2031	21,416	21,009
Ginnie Mae II Pool 3% 3/20/2031	42,994	42,166
Ginnie Mae II Pool 3% 3/20/2050	779,908	705,933
Ginnie Mae II Pool 3% 4/20/2031	160,455	157,364
Ginnie Mae II Pool 3% 4/20/2052	4,834,631	4,364,734
Ginnie Mae II Pool 3% 5/20/2031	344,844	338,114
Ginnie Mae II Pool 3% 5/20/2052	13,952,108	12,596,047
Ginnie Mae II Pool 3% 7/20/2031	4,526	4,435
Ginnie Mae II Pool 3% 8/20/2031	52,773	51,692
Ginnie Mae II Pool 3% 9/20/2031	21,354	20,912
Ginnie Mae II Pool 3.5% 1/20/2044	10,745	10,199
Ginnie Mae II Pool 3.5% 10/20/2041	4,493	4,289
Ginnie Mae II Pool 3.5% 11/20/2041	171,547	163,759
Ginnie Mae II Pool 3.5% 11/20/2043	4,085	3,879
Ginnie Mae II Pool 3.5% 2/20/2043	141,984	135,130
Ginnie Mae II Pool 3.5% 3/20/2043	108,024	102,788
Ginnie Mae II Pool 3.5% 4/20/2043	172,458	164,066
Ginnie Mae II Pool 3.5% 4/20/2044	2,033	1,928
Ginnie Mae II Pool 3.5% 4/20/2046	11,960	11,158
Ginnie Mae II Pool 3.5% 5/20/2043	28,764	27,240
Ginnie Mae II Pool 3.5% 5/20/2046	22,507	20,998
Ginnie Mae II Pool 3.5% 5/20/2046	5,671	5,291
Ginnie Mae II Pool 3.5% 8/20/2043	10,044	9,547
Ginnie Mae II Pool 3.5% 9/20/2040	4,724	4,517
Ginnie Mae II Pool 3.5% 9/20/2043	27,634	26,253
Ginnie Mae II Pool 4% 1/20/2041	709,370	694,749
Ginnie Mae II Pool 4% 1/20/2046	18,401	17,870
Ginnie Mae II Pool 4% 10/20/2040	287,149	281,279
Ginnie Mae II Pool 4% 10/20/2041	334,833	327,596
Ginnie Mae II Pool 4% 11/20/2040	161,708	158,372
Ginnie Mae II Pool 4% 11/20/2044	394,849	384,246
Ginnie Mae II Pool 4% 12/20/2040	2,209	2,163
Ginnie Mae II Pool 4% 12/20/2044	10,644	10,358
Ginnie Mae II Pool 4% 12/20/2045	23,682	23,007
Ginnie Mae II Pool 4% 2/20/2041	47,949	46,955
Ginnie Mae II Pool 4% 3/20/2041	38,046	37,257
Ginnie Mae II Pool 4% 6/20/2045	1,039,138	1,010,348
Ginnie Mae II Pool 4% 7/20/2033	5,127	5,071
Ginnie Mae II Pool 4% 7/20/2044	57,469	55,960
Ginnie Mae II Pool 4% 8/20/2041	7,100	6,947
Ginnie Mae II Pool 4% 8/20/2043	21,190	20,672
Ginnie Mae II Pool 4% 8/20/2044	25,507	24,834
Ginnie Mae II Pool 4% 8/20/2045	253,788	246,611
Ginnie Mae II Pool 4% 8/20/2048	1,067,368	1,031,395
Ginnie Mae II Pool 4% 9/20/2040	224,448	219,853
Ginnie Mae II Pool 4.5% 11/20/2039	1,481	1,485
Ginnie Mae II Pool 4.5% 11/20/2040	115,624	115,987
Ginnie Mae II Pool 4.5% 2/20/2041	91,998	92,282
Ginnie Mae II Pool 4.5% 3/20/2041	9,056	9,084
Ginnie Mae II Pool 4.5% 3/20/2046	3,365	3,371
Ginnie Mae II Pool 4.5% 4/20/2035	6,015	6,038
Ginnie Mae II Pool 4.5% 5/20/2040	9,853	9,885
Ginnie Mae II Pool 4.5% 5/20/2041	122,194	122,569
Ginnie Mae II Pool 4.5% 5/20/2042	8,577	8,603
Ginnie Mae II Pool 4.5% 6/20/2041	5,134	5,150
Ginnie Mae II Pool 4.5% 9/20/2039	2,780	2,789
Ginnie Mae II Pool 4.5% 9/20/2040	49,905	50,062
Ginnie Mae II Pool 5% 1/1/2056 (k)	29,800,000	29,734,813
Ginnie Mae II Pool 5% 12/1/2055 (k)	59,600,000	59,534,810
Ginnie Mae II Pool 5% 12/20/2054	1,809,402	1,809,611
Ginnie Mae II Pool 5% 12/20/2054	1,613,821	1,618,547
Ginnie Mae II Pool 5.5% 1/1/2056 (k)	35,000,000	35,324,023
Ginnie Mae II Pool 5.5% 12/1/2055 (k)	46,775,000	47,250,056
Ginnie Mae II Pool 5.5% 12/20/2054	1,346,638	1,361,610
Ginnie Mae II Pool 6% 1/1/2056 (k)	24,350,000	24,820,829
Ginnie Mae II Pool 6% 12/1/2055 (k)	55,275,000	56,324,363
Ginnie Mae II Pool 6% 12/20/2054	1,467,378	1,495,347
Ginnie Mae II Pool 6% 2/1/2056 (k)	14,950,000	15,228,560
Ginnie Mae II Pool 6.5% 5/20/2055	7,030,525	7,247,932
Ginnie Mae II Pool 7% 2/20/2032	6,063	6,322
Ginnie Mae II Pool 7% 3/20/2032	2,998	3,130
Uniform Mortgage Backed Securities 2% 1/1/2056 (k)	29,600,000	24,106,657
Uniform Mortgage Backed Securities 2% 12/1/2055 (k)	63,200,000	51,448,750
Uniform Mortgage Backed Securities 2.5% 1/1/2056 (k)	7,900,000	6,725,492
Uniform Mortgage Backed Securities 2.5% 12/1/2055 (k)	39,800,000	33,873,533
Uniform Mortgage Backed Securities 3% 12/1/2055 (k)	9,775,000	8,682,185
Uniform Mortgage Backed Securities 4.5% 1/1/2056 (k)	17,000,000	16,628,790
Uniform Mortgage Backed Securities 4.5% 12/1/2055 (k)	34,250,000	33,530,216
Uniform Mortgage Backed Securities 5% 12/1/2040 (k)	12,850,000	12,998,578
Uniform Mortgage Backed Securities 5.5% 1/1/2056 (k)	19,275,000	19,503,137
Uniform Mortgage Backed Securities 5.5% 12/1/2055 (k)	33,325,000	33,746,768
Uniform Mortgage Backed Securities 6% 1/1/2056 (k)	53,650,000	54,926,285
Uniform Mortgage Backed Securities 6% 12/1/2055 (k)	85,275,000	87,320,270
Uniform Mortgage Backed Securities 6.5% 1/1/2056 (k)	9,200,000	9,534,578
Uniform Mortgage Backed Securities 6.5% 12/1/2055 (k)	38,750,000	40,139,552
TOTAL UNITED STATES		1,585,408,981
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,568,151,468)		1,585,408,981

U.S. Treasury Obligations - 2.1%
	Yield (%) (m)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 11/15/2044	4.61 to 5.12	17,450,000	17,456,816
US Treasury Bonds 5% 5/15/2045	4.55 to 4.58	1,070,000	1,121,661
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.66	5,753,899	5,619,262
US Treasury Notes 4.75% 2/15/2045	4.85 to 4.96	1,870,000	1,899,511
TOTAL U.S. TREASURY OBLIGATIONS (Cost $25,582,477)			26,097,250

Money Market Funds - 3.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n) (Cost $40,520,588)	4.02	40,512,485	40,520,588

Purchased Swaptions - 0.4%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.1%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.025% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/23/2030	4,350,000	133,641
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.95% and receive annually a floating rate based on US SOFR Index, expiring May 2035	4/29/2030	5,370,000	171,915
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	1,810,000	54,766
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	3,550,000	110,843
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.8% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/10/2026	3,370,000	57,703
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.565% and receive annually a floating rate based on US SOFR Index, expiring September 2036	9/15/2026	1,640,000	46,197
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.585% and receive annually a floating rate based on US SOFR Index, expiring May 2036	4/29/2026	8,320,000	154,794
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	7,400,000	226,554
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.855% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/12/2030	3,770,000	131,965
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.646% and receive annually a floating rate based on US SOFR Index, expiring January 2036	1/7/2026	800,000	5,066
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.94% and receive annually a floating rate based on US SOFR Index, expiring March 2035	3/21/2030	4,900,000	153,894
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9025% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/14/2026	2,050,000	15,067
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/8/2026	11,000,000	135,868
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.804% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/25/2026	6,760,000	120,434
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.853% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	7,380,000	258,313
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	5,670,000	169,688
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.853% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	7,700,000	269,762

TOTAL PUT SWAPTIONS			2,216,470
Call Swaptions - 0.3%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.025% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/23/2030	4,350,000	159,735
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.95% and pay annually a floating rate based on US SOFR Index, expiring May 2035	4/29/2030	5,370,000	187,685
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	1,810,000	68,095
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	3,550,000	129,132
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.8% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/10/2026	3,370,000	99,527
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.565% and pay annually a floating rate based on US SOFR Index, expiring September 2036	9/15/2026	1,640,000	33,419
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.585% and pay annually a floating rate based on US SOFR Index, expiring May 2036	4/29/2026	8,320,000	126,521
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.03% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	7,400,000	271,808
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.855% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/12/2030	3,770,000	119,968
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.646% and pay annually a floating rate based on US SOFR Index, expiring January 2036	1/7/2026	800,000	7,466
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.94% and pay annually a floating rate based on US SOFR Index, expiring March 2035	3/21/2030	4,900,000	169,595
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9025% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/14/2026	2,050,000	62,708
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9% and pay annually a floating rate based on US SOFR Index, expiring July 2036	7/8/2026	11,000,000	371,570
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.804% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/25/2026	6,760,000	203,965
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.853% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	7,380,000	234,088
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 4.075% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	5,670,000	214,759
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.853% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	7,700,000	244,487

TOTAL CALL SWAPTIONS			2,704,528
TOTAL PURCHASED SWAPTIONS (Cost $5,687,793)			4,920,998

TOTAL INVESTMENT IN SECURITIES - 163.0% (Cost $2,022,087,371)	2,046,004,816
NET OTHER ASSETS (LIABILITIES) - (63.0)%	(791,007,126)
NET ASSETS - 100.0%	1,254,997,690

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2.5% 12/1/2055	(12,000,000)	(10,415,626)
Ginnie Mae II Pool 5% 12/1/2055	(59,600,000)	(59,534,810)
Ginnie Mae II Pool 5.5% 12/1/2055	(46,775,000)	(47,250,056)
Ginnie Mae II Pool 6% 1/1/2056	(9,200,000)	(9,377,889)
Ginnie Mae II Pool 6% 12/1/2055	(55,275,000)	(56,324,363)
Uniform Mortgage Backed Securities 2% 12/1/2055	(63,375,000)	(51,591,211)
Uniform Mortgage Backed Securities 2.5% 1/1/2056	(6,100,000)	(5,193,101)
Uniform Mortgage Backed Securities 2.5% 12/1/2055	(39,800,000)	(33,873,533)
Uniform Mortgage Backed Securities 3% 12/1/2055	(250,000)	(222,051)
Uniform Mortgage Backed Securities 4.5% 1/1/2056	(4,200,000)	(4,108,289)
Uniform Mortgage Backed Securities 4.5% 12/1/2055	(34,250,000)	(33,530,216)
Uniform Mortgage Backed Securities 5.5% 12/1/2055	(31,550,000)	(31,949,303)
Uniform Mortgage Backed Securities 6% 12/1/2055	(80,400,000)	(82,328,346)
Uniform Mortgage Backed Securities 6.5% 12/1/2055	(38,750,000)	(40,139,552)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(465,838,346)

TOTAL TBA SALE COMMITMENTS (Proceeds $465,155,235)		(465,838,346)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2Y US Treasury Notes Contracts (United States)	903	3/31/2026	188,592,961	83,098	83,098
CBOT US Treasury Long Bond Contracts (United States)	181	3/20/2026	21,261,844	151,171	151,171

TOTAL PURCHASED					234,269

Sold

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	218	3/20/2026	24,708,938	(114,518)	(114,518)
CBOT 5Y US Treasury Notes Contracts (United States)	157	3/31/2026	17,231,977	(46,769)	(46,769)
CBOT US Treasury Ultra Bond Contracts (United States)	4	3/20/2026	484,125	(1,254)	(1,254)

TOTAL SOLD					(162,541)

TOTAL FUTURES CONTRACTS					71,728
The notional amount of futures purchased as a percentage of Net Assets is 16.7%
The notional amount of futures sold as a percentage of Net Assets is 3.4%

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly	180,000	31,230	(41,634)	(10,404)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly	35,000	6,072	(5,557)	515
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	18,972	(7,544)	11,428
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly	300,000	28,459	(11,470)	16,989
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly	800,000	75,889	(84,347)	(8,458)
CMBX BB Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(5%)	Monthly	100,000	16,707	(14,719)	1,988
CMBX BBB- Series 16 Index		4/17/2065	JPMorgan Securities LLC	(3%)	Monthly	60,000	10,410	(16,333)	(5,923)
CMBX BB Series 18 Index		12/17/2057	JPMorgan Securities LLC	(5%)	Monthly	100,000	16,707	(6,574)	10,133
CMBX BBB- Series 18 Index		12/17/2057	JPMorgan Securities LLC	(3%)	Monthly	200,000	18,972	(9,788)	9,184
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	210,000	36,435	(48,502)	(12,067)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	120,000	20,820	(27,349)	(6,529)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	80,000	13,880	(17,743)	(3,863)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	145,000	25,157	(23,543)	1,614
CMBX BBB- Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	9,486	(3,823)	5,663
CMBX BB Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	100,000	16,707	(14,534)	2,173
CMBX AAA Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	3,900,000	(2,193)	665	(1,528)
CMBX AAA Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,699,436	19,241	(23,757)	(4,516)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly	550,000	95,425	(151,457)	(56,032)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly	50,000	8,675	(10,754)	(2,079)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly	120,000	20,820	(31,791)	(10,971)
CMBX BBB- Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(3%)	Monthly	300,000	28,459	(11,642)	16,817
CMBX BBB- Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(3%)	Monthly	600,000	56,917	(21,550)	35,367
CMBX BBB Series 15 Index		11/18/2064	Citigroup Global Markets Ltd	(3%)	Monthly	100,000	15,315	(15,840)	(525)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly	200,000	34,700	(34,126)	574

TOTAL BUY PROTECTION							623,262	(633,712)	(10,450)
Sell Protection
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly	1,200,000	(16,261)	21,496	5,235
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly	800,000	(10,840)	21,497	10,657
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly	1,100,000	(14,208)	14,254	46
CMBX AAA Series 17 Index	NR	12/15/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	1,300,000	(17,616)	20,562	2,946
CMBX AAA Series 17 Index	NR	12/15/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	3,000,000	(40,652)	44,610	3,958
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	700,000	(9,485)	16,905	7,420
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	1,800,000	(24,391)	22,898	(1,493)
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	2,400,000	(32,521)	31,524	(997)
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	1,800,000	(24,391)	33,185	8,794
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	4,600,000	(62,333)	78,160	15,827

TOTAL SELL PROTECTION							(252,698)	305,091	52,393
TOTAL CREDIT DEFAULT SWAPS							370,564	(328,621)	41,943

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	12/17/2027	99,994,000	217,636	0	217,636
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	12/17/2028	101,753,000	412,359	0	412,359
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2029	55,331,000	220,637	0	220,637
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2032	4,000	32	0	32
3.75%	Annual	U.S. SOFR Index(4)	Annual	LCH	12/17/2035	390,000	245	0	245
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2045	4,000	81	0	81
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2030	120,000	54	0	54
TOTAL INTEREST RATE SWAPS							851,044	0	851,044

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $119,998,027 or 9.6% of net assets.

(c)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(h)	Level 3 security.
(i)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $5,306,505.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,408,330.
(k)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(l)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $530,356.
(m)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	36,308,947	138,008,173	133,795,306	354,638	(1,226)	-	40,520,588	40,512,485	0.1%
Total	36,308,947	138,008,173	133,795,306	354,638	(1,226)	-	40,520,588

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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